Derivatives (Details 1) (Interest rate contracts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate contracts [Member]
Net losses recorded in accumulated other comprehensive income (loss) and Income relating to the cash flow derivative
Net amount of gain (loss) recognized in OCI (Effective Portion)	$ 182	$ (502)
Net amount of gain (loss) reclassified from OCI to interest income
Net amount of gain (loss) recognized in other non interest income (Ineffective Portion)